Note 11. Stockholders' Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 1993	Dec. 19, 1988
Warrants, Expired		1,061,500	100,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding		2,086,000	2,086,000
Series S-PIK Preferred Stock
Share Price		$ 5.50
Preferred Stock | Series S Preferred Stock
Stock Issued During Period, Shares, New Issues				926,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Proceeds from Issuance of Preferred Stock				$ 1,000,080
Preferred Stock, Redemption Terms		These shares may be redeemed at the option of the Company at $1.08 per share plus $.0108 per share for each quarter that such shares are outstanding for a total of $2.14 per share at December 31, 2017.
Preferred Stock, Liquidation Preference Per Share		$ 1.08
Preferred Stock, Shares Outstanding		926,000	926,000
Cumulative Dividends		$ 195,000	$ 165,000
Preferred Stock | Series S-NR Preferred Stock
Stock Issued During Period, Shares, New Issues				900,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Proceeds from Issuance of Preferred Stock				$ 999,000
Preferred Stock, Liquidation Preference Per Share		$ 1.11
Preferred Stock, Shares Outstanding		900,000	900,000
Preferred Stock, Dividend Rate, Percentage		300.00%
Preferred Stock | Series S-PIK Preferred Stock
Preferred Stock, Par or Stated Value Per Share		$ 0.01
Preferred Stock, Liquidation Preference Per Share		$ 2.00
Preferred Stock, Shares Outstanding		260,000	260,000
Cumulative Dividends		$ 270,400	$ 228,800
Convertible Preferred Stock, Terms of Conversion		Each share of Series S-PIK preferred stock is convertible into one share of the Company’s common voting stock at any time after February 15, 1995.
Preferred Stock, Dividend Rate, Per-Dollar-Amount		$ 0.04
Common Stock
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Stock Option Plan
Number of Shares Authorized					1,000,000
Former Employees And Honorary Director
Options, Expired		25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 0.75
Board of Directors Chairman
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,115,000
Board of Directors Chairman | Subsequent Event
Allocated Share-based Compensation Expense	$ 21,570